Properties, furniture, equipment and lease-hold improvements - Net - Summary of Reconciliation Between Values Of Properties, Furniture, Equipment And Lease-hold Improvements (Details) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	$ 3,164,204	$ 1,900,585
Acquisitions	1,976,703	1,564,008
Disposals	(3,776)	(2,646)
Impairment	(42,422)
Depreciation	(488,409)	(297,743)	$ (212,829)
Cost	6,380,917	4,419,837
Accumulated depreciation	(1,732,195)	(1,255,633)
Final balance	4,606,300	3,164,204	1,900,585
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	259	333
Depreciation	(74)	(74)
Cost	1,481	1,481
Accumulated depreciation	(1,296)	(1,222)
Final balance	185	259	333
Land
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	871	871
Cost	871	871
Final balance	871	871	871
Transportation Equipment Cars
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	20,442	33,174
Acquisitions	6,321	954
Disposals	(123)
Depreciation	(11,497)	(13,686)
Cost	98,761	96,279
Accumulated depreciation	(83,618)	(75,837)
Final balance	15,143	20,442	33,174
Transportation Equipment Trucks
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	313,219	190,328
Acquisitions	172,364	156,449
Disposals	(3,402)	(1,618)
Depreciation	(50,952)	(31,940)
Cost	599,230	432,190
Accumulated depreciation	(168,001)	(118,971)
Final balance	431,229	313,219	190,328
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	44,235	28,061
Acquisitions	29,110	21,319
Impairment	(8,734)
Depreciation	(7,480)	(5,145)
Cost	103,320	74,210
Accumulated depreciation	(37,455)	(29,975)
Final balance	57,131	44,235	28,061
Store Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	567,115	343,656
Acquisitions	435,466	283,728
Disposals	(7)	(23)
Impairment	(4,574)
Depreciation	(93,469)	(60,246)
Cost	1,257,024	824,757
Accumulated depreciation	(347,919)	(257,642)
Final balance	904,531	567,115	343,656
Store Shelving Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	453,608	280,758
Acquisitions	149,192	194,928
Disposals	(42)	(973)
Depreciation	(30,427)	(21,105)
Cost	706,895	557,802
Accumulated depreciation	(134,564)	(104,194)
Final balance	572,331	453,608	280,758
Lease-hold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	1,633,311	937,689
Acquisitions	1,097,423	817,901
Disposals
Impairment	(26,069)
Depreciation	(236,090)	(122,279)
Cost	3,202,654	2,107,621
Accumulated depreciation	(708,010)	(474,310)
Final balance	2,468,575	1,633,311	937,689
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	97,123	65,417
Acquisitions	80,218	71,290
Disposals
Impairment	(3,045)
Depreciation	(53,630)	(39,584)
Cost	350,920	270,702
Accumulated depreciation	(227,209)	(173,579)
Final balance	120,666	97,123	65,417
Storage Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance	34,021	20,291
Acquisitions	6,609	17,439
Disposals	(202)	(32)
Depreciation	(4,790)	(3,677)
Cost	56,181	50,344
Accumulated depreciation	(20,543)	(16,323)
Final balance	35,638	34,021	20,291
Molds
Disclosure of detailed information about property, plant and equipment [line items]
Initial balance		7
Depreciation		(7)
Cost	3,580	3,580
Accumulated depreciation	$ (3,580)	$ (3,580)
Final balance			$ 7